Fair Value of Foreign Currency Contracts Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Notional U.S. Dollar Equivalent	$ 17,000		$ 20,000
Asset Fair Value	$ 40	[1]	$ 161	[1]

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.